Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of components of earnings before income taxes
	Years Ended December 31,
	2021	2020
Loss before income taxes
Domestic	$(10,412,600)	$(5,755,300)
Foreign	—	—
Total loss before income taxes	$(10,412,600)	$(5,755,300)

Schedule of income tax provision (benefit)
Years Ended December 31,
	2021	2020
Income tax provision (benefit)
Current
Federal	$—	$—
State	—	—
Foreign	—	—
Total current	—	—
Deferred
Federal	—	—
State	—	—
Foreign	—	—
Total deferred	—	—

Total income tax provision (benefit)	$—	$—

Schedule of reconciliation of income tax (provision) benefit at the statutory rate
	Years Ended December 31,
	2021	2020
Rate Reconciliation
Expected tax at statutory rate	$(2,186,700)	$(1,208,600)
Permanent differences	1,041,000	354,200
State income tax, net of federal benefit	(192,100)	(143,300)
State rate change - federal impact	—	—
State rate change adjustment	—	—
Foreign taxes at rate different than US taxes	—	—
Current year change in valuation allowance	320,900	997,700
Prior year true-ups	1,016,900	—

Income tax provision (benefit)	$—	$—

Schedule of deferred tax assets (liabilities)
	Years Ended December 31,
	2021	2020
Deferred Tax Assets (Liabilities) Detail
Net operating loss deferred tax asset	$4,882,000	$4,839,900
Gain from change in fair value of derivative financial instruments	(176,600)	(181,300)
Gain from change in fair value of contingent acquisition consideration	73,000	(18,600)
Loss from change in fair value of debt	93,600	93,600
Right of use lease asset	(129,200)	—
Lease liability	129,500	—
Stock compensation	182,100	—
Deferred tax assets (liabilities)	5,054,400	4,733,600
Valuation allowance	(5,054,400)	(4,733,600)
Net deferred tax assets (liabilities)	$—	$—